IFRS 7 Disclosures - Schedule of Maturity of Financial Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term debt	$ 4,769	$ 4,784
Capital instruments	8,732	8,387
Derivatives	7,803	7,822
Deposits from bank clients	19,684	18,131
Lease obligations	575	838
Less than 1 year [Member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term debt		400
Derivatives	359	224
Deposits from bank clients	15,351
Lease obligations	129
1 to 3 years [Member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term debt	681
Derivatives	229	149
Deposits from bank clients	2,147
Lease obligations	203
3 to 5 years [Member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Derivatives	227	168
Deposits from bank clients	2,185
Lease obligations	93
Over 5 years [Member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term debt	4,088	3,758
Capital instruments	8,732
Derivatives	6,988	$ 7,281
Deposits from bank clients	1
Lease obligations	$ 150